Offerings - Offering: 1	Apr. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	450,000,000
Proposed Maximum Offering Price per Unit	0.99978
Maximum Aggregate Offering Price	$ 449,901,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,131.33
Offering Note	None